Related-party transactions	3 Months Ended
Mar. 31, 2020
Related Party [Abstract]
Related-party transactions
Related-party transactions
The aggregate emoluments of the Directors of the Company are shown below.

	Three months ended March 31, 2020	Three months ended March 31, 2019
	£000s	£000s
Aggregate emoluments	127	141
Pension contributions	7	6
	134	147

12. Related-party transactions (continued)
The aggregate emoluments of the Directors of the Company and key management are shown below.

	Three months ended March 31, 2020	Three months ended March 31, 2019
	£000s	£000s
Aggregate emoluments	566	289
Pension contributions	40	16
	606	305

Dr. Elaine Stracker, Interim Chief Operating Officer and an executive director is also the General Counsel and Senior Vice President for Corporate Development for Maky Zanganeh and Associates, Inc. (“MZA”). The Group has a consultancy agreement with MZA to provide support into clinical operation activities related to the ongoing global Phase 3 clinical trials of ridinilazole for the treatment of CDI, regulatory activities pertaining to a potential new drug application should the Phase 3 trials be successful and strategic planning support more generally for the ridinilazole program. The fees for such services under this consultancy agreement are $75,000 per month. In addition to such monthly fee, MZA were granted warrants over 16,793,660 Ordinary Shares with an exercise price of £0.221 each and which vest on a quarterly basis over three years from the date of grant, subject to MZA’s provision of consultancy services to the Group during such period. During the three months ended March 31, 2020, £176,000 ($225,000) of consultancy fees (three months ended March 31, 2019: nil) were incurred by the Group and a warrant expense of £169,000 was recognized (three months ended March 31, 2019: nil).

On February 7, 2020, MZA, Dr. Zanganeh, Dr. Stracker and the company entered into an assignment and assumption agreement (the “Assignment and Assumption Agreement”). Pursuant to the Assignment and Assumption Agreement, MZA assigned a portion of the Consultant Warrant to each of Dr. Zanganeh and Dr. Stracker. Dr. Zanganeh assumed a warrant to acquire 14,694,453 ordinary shares and Dr. Stracker assumed a warrant to acquire 2,099,207 ordinary shares. Each of them has the right to exercise their respective portion of the Consultant Warrant in accordance with the terms and conditions of the MZA Warrant Agreement.